Condensed Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash	$ 12,000	$ 172,000	$ 1,715,000
Accounts receivable	6,000	1,000	18,000
Prepaid expense and other current assets	75,000	101,000	87,000
Total Current Assets	93,000	274,000	1,820,000
Rental equipment, net of accumulated depreciation of $45,000 and $26,000, respectively	85,000	104,000
Property and equipment, net of accumulated depreciation of $1,200,000 and $1,078,000, respectively	911,000	1,033,000	1,158,000
Vendor deposits			277,000
Deferred offering costs	52,000	52,000	186,000
Total Assets	1,141,000	1,463,000	3,441,000
Current Liabilities:
Accounts payable and accrued expenses	2,708,000	2,263,000	986,000
Due to related party	$ 5,000
Other Liability, Related and Nonrelated Party Status [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Deferred revenue	$ 49,000	$ 68,000
Convertible notes payable, net of debt discount of $110,000 and $0, respectively	3,661,000	3,491,000	1,265,000
Current portion of loan payable (includes a $225,000 note payable to a related party)	238,000	13,000	8,000
Total Current Liabilities	6,661,000	5,835,000	2,259,000
Loan payable, less current portion	53,000	56,000	25,000
Deferred revenue, less current portion	36,000	36,000
Total Liabilities	6,750,000	5,927,000	2,284,000
Commitments and Contingencies
Shareholders’ Deficiency
Preferred stock, $0.0001 par value, 1,000,000 shares authorized; 1 share of Series A issued and outstanding at March 31, 2023 and December 31, 2022, respectively
Common stock, $0.0001 par value, 100,000,000 shares authorized; 11,977,184 and 11,899,865 shares issued and outstanding at March 31, 2023 and December 31, 2022, respectively	1,000	1,000	1,000
Additional paid-in-capital	32,411,000	30,675,000	20,346,000
Accumulated deficit	(38,021,000)	(35,140,000)	(19,190,000)
Total Shareholders’ Deficiency	(5,609,000)	(4,464,000)	1,157,000
Total Liabilities and Shareholders’ Deficiency	$ 1,141,000	$ 1,463,000	$ 3,441,000